Borrowings - Core Structural Borrowings (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Jun. 30, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Core structural borrowings of shareholder-financed operations
Borrowings
Borrowings per consolidated statement of financial position			£ 6,367	£ 6,280	£ 6,614	£ 6,798
Holding company total
Borrowings
Borrowings per consolidated statement of financial position			5,903	5,821
Subordinated debt total
Borrowings
Borrowings per consolidated statement of financial position			5,354	5,272
Subordinated debt total | Net investment hedge
Borrowings
Face amount | $	$ 4,275	$ 4,275
Perpetual subordinated Capital Securities (Tier 1)
Borrowings
Borrowings per consolidated statement of financial position			833	814
Perpetual subordinated Capital Securities (Tier 2)
Borrowings
Borrowings per consolidated statement of financial position			2,388	2,326
Subordinated Notes
Borrowings
Borrowings per consolidated statement of financial position			2,133	2,132
Senior debt: 300m 6.875% Bonds 2023
Borrowings
Borrowings per consolidated statement of financial position			300	300
Face amount			£ 300	£ 300
Interest rate (as a percent)	6.875%	6.875%	6.875%	6.875%
Senior debt: 250m 5.875% Bonds 2029
Borrowings
Borrowings per consolidated statement of financial position			£ 249	£ 249
Face amount			£ 250	£ 250
Interest rate (as a percent)	5.875%	5.875%	5.875%	5.875%
Prudential Capital Bank Loan
Borrowings
Borrowings per consolidated statement of financial position			£ 275	£ 275
Face amount				£ 275
Interest rate basis	12 month GBP LIBOR
Adjustment to interest rate basis (as a percent)	0.33%			0.33%
Jackson US$250m 8.15% Surplus Notes 2027
Borrowings
Borrowings per consolidated statement of financial position			189	£ 184
Face amount			£ 250	£ 250
Interest rate (as a percent)	8.15%	8.15%	8.15%	8.15%